Contingent Liabilities and Financial Commitments - Brazil Souza Cruz - Additional Information (Details) - BRAZIL - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments And Contingencies [Line Items]
Overpaid taxes refunded	£ 58	£ 86
Potential asset estimated retrospectively on overpaid taxes	£ 507